Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Numerator:
Net loss applicable to common stockholders of Oncobiologics, Inc.	$ (4,572,794)	$ (15,083,538)	$ (22,376,545)	$ (22,292,957)	$ (52,998,402)	$ (20,658,324)
Effect of pro forma adjustments:
Accretion of redeemable preferred stock and noncontrolling interests	(1,030,414)	(1,034,529)	(1,969,953)	(2,105,693)	(4,306,488)	(3,588,996)
Deemed dividends		(67,633)		(1,298,631)	(1,298,631)	(3,336,855)
Net loss attributable to Oncobiologics, Inc.	$ (3,542,380)	$ (13,981,376)	$ (20,406,592)	$ (18,888,633)	$ (47,393,283)	$ (13,732,473)
Denominator:
Weighted-average common shares outstanding (in shares)	14,155,081	9,377,450	13,605,331	9,377,450	9,753,616	8,509,654
Effect of pro forma adjustments:
Exchange of Series A and Series B redeemable preferred stock					2,193,599
Exchange of parilis preferred units (in shares)					226,663
Conversion of series A preferred stock liquidation value (in shares)					1,969,818
Shares used in computing unaudited pro forma weighted-average basic and diluted common shares outstanding					14,143,696
Unaudited pro forma basic and diluted net loss per common share					$ (3.35)